NOTE 18. Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments, Year Ending December 31
2013	$ 1,001
2014	893
2015	157
2016	29
Total	$ 2,080